Supplemental and Noncash Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Outlet Shoppes at Gettysburg [Member]	Dec. 31, 2010 Parkway Place [Member]	Dec. 31, 2012 Partnership Interest [Member]	Dec. 31, 2011 Partnership Interest [Member]	Dec. 31, 2010 Partnership Interest [Member]	Dec. 31, 2012 Noncontrolling Interest [Member]	Dec. 31, 2011 Noncontrolling Interest [Member]	Dec. 31, 2010 Noncontrolling Interest [Member]
Other Significant Noncash Transactions [Line Items]
Cash paid for interest, net of amounts capitalized	$ 233,220	$ 265,430	$ 278,783
Accrued dividends and distributions payable	43,689	41,717	41,833
Additions to real estate assets accrued but not yet paid	22,468	21,771	19,125
Additions to real estate assets from forgiveness of mortgage note receivable	0	2,235	0
Decrease in real estate assets	111,407	0			33,706	0	(365,971)	0
Decrease in intangible lease and other assets						0	26,798	0
Increase in intangible lease and other assets	18,426	0			3,240
Decrease in mortgage notes payable						0	(266,224)	0
Increase in mortgage notes payable	220,634	0			21,753
Increase in investment in unconsolidated affiliates						0	(123,651)	0
Decrease in investment in unconsolidated affiliates	(15,643)	0			(15,175)
Decrease in accounts payable and accrued liabilities	15,645	875	(5,600)			0	(4,395)	0
Notes receivable from sale of interest in unconsolidated affiliate	0	0	1,001
Distribution of real estate assets from unconsolidated affiliate	0	0	12,210
Issuance of additional redeemable noncontrolling preferred joint venture interests	0	0	2,146
Reclassification of mortgage and other notes receivable to other assets	0	0	7,269
Issuance of noncontrolling interests in Operating Partnership for distribution						14,000	0	0
Stock Issued During Period, Value, Conversion of Units	0								59,738	729	56,338
Debt Conversion, Converted Instrument, Amount				4,522
Noncash or Part Noncash Acquisition, Value of Liabilities Assumed	$ 54,169